BNY MELLON STATE MUNICIPAL BOND FUNDS

BNY Mellon Connecticut Fund

BNY Mellon Massachusetts Fund

BNY Mellon Pennsylvania Fund

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

BNY Mellon Core Plus Fund

BNY MELLON OPPORTUNISTIC MUNICIPAL SECURITIES FUND

BNY Mellon Opportunistic Municipal Securities Fund

BNY MELLON U.S. MORTGAGE FUND, INC.

DREYFUS PRIME MONEY MARKET FUND

DREYFUS INSTITUTIONAL RESERVES FUNDS

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

Dreyfus Institutional Treasury Securities Cash Advantage Fund

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).